CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating expenses:
Research and development expenses	$ (11,407)	$ (2,700)
General and administrative expenses	(1,503)	(1,968)
Operating loss	(12,910)	(4,668)
Financial income, net	92	179
Net loss and comprehensive loss	$ (12,818)	$ (4,489)
Basic net loss per share	$ (3.12)	$ (4.12)
Diluted net loss per share	$ (3.12)	$ (4.12)
Weighted average number of Ordinary shares used in computing basic net loss per share	4,114,155	1,090,452
Weighted average number of Ordinary shares used in computing diluted net loss per share	4,114,155	1,090,452